Pension plans (Tables)	12 Months Ended
Feb. 01, 2014
Summary Of Changes In Fair Value Of Plan Assets

The following tables provide information concerning the UK Plan as of and for the fiscal years ended February 1, 2014 and February 2, 2013:

	Fiscal 2014	Fiscal 2013
(in millions)
Change in UK Plan assets:
Fair value at beginning of year	$261.1	$236.0
Actual return on UK Plan assets	13.1	22.1
Employer contributions	4.9	13.7
Members’ contributions	0.7	0.5
Benefits paid	(9.3)	(10.9)
Foreign currency changes	12.1	(0.3)

Fair value at end of year	$282.6	$261.1

Schedule of Changes in Projected Benefit Obligations

	Fiscal 2014	Fiscal 2013
(in millions)
Change in benefit obligation:
Benefit obligation at beginning of year	$212.6	$204.5
Service cost	2.4	3.6
Past service cost	0.9	1.1
Interest cost	9.3	9.5
Members’ contributions	0.7	0.5
Actuarial loss (gain)	(0.1)	4.3
Benefits paid	(9.3)	(10.9)
Foreign currency changes	9.8	—

Benefit obligation at end of year	$226.3	$212.6

Schedule of Net Funded Status
Funded status at end of year: UK Plan assets less benefit obligation	$56.3	$48.5

Summary Of Amounts Recognized In Balance Sheet

	February 1, 2014	February 2, 2013
(in millions)
Amounts recognized in the balance sheet consist of:
Non-current assets	$56.3	$48.5
Non-current liabilities	—	—

Net asset recognized	$56.3	$48.5

Summary Of Net Periodic Benefit Cost Not Yet Recognized

Items in accumulated OCI not yet recognized as income (expense) in the income statement:

	February 1, 2014	February 2, 2013	January 28, 2012
(in millions)
Net actuarial loss	$(42.5)	$(44.4)	$(51.5)
Net prior service credit	15.3	17.1	19.1

Components Of Net Periodic Pension Cost And Other Assets Recognized In Period

The components of net periodic pension cost and other amounts recognized in OCI for the UK Plan are as follows:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Components of net periodic pension cost:
Service cost	$(2.4)	$(3.6)	$(4.8)
Interest cost	(9.3)	(9.5)	(10.7)
Expected return on UK Plan assets	13.0	11.5	13.8
Amortization of unrecognized net prior service credit	1.5	1.6	1.0
Amortization of unrecognized actuarial loss	(2.3)	(3.2)	(2.6)

Net periodic pension benefit (cost)	$0.5	$(3.2)	$(3.3)
Other changes in assets and benefit obligations recognized in OCI	0.1	6.7	(1.7)

Total recognized in net periodic pension benefit (cost) and OCI	$0.6	$3.5	$(5.0)

Summary Of Assumptions Used To Determine Benefit Obligations

	February 1, 2014	February 2, 2013
Assumptions used to determine benefit obligations (at the end of the year):
Discount rate	4.40%	4.50%
Salary increases	3.00%	3.20%
Assumptions used to determine net periodic pension costs (at the start of the year):
Discount rate	4.50%	4.70%
Expected return on UK Plan assets	5.00%	4.75%
Salary increases	3.20%	3.20%

Summary Of Changes In Fair Value Of Level 3 Investment Assets

The table below sets forth changes in the fair value of the Level 3 investment assets in Fiscal 2014 and 2013:

(in millions)
Balance at January 28, 2012	$10.3
Actual return on assets	0.1

Balance at February 2, 2013	$10.4
Actual return on assets	1.2

Balance at February 1, 2014	$11.6

Summary Of Expected Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are estimated to be paid by the UK Plan:

(in millions)
Fiscal 2015	$9.3
Fiscal 2016	10.3
Fiscal 2017	10.7
Fiscal 2018	10.3
Fiscal 2019	11.9
Fiscal 2020 to Fiscal 2024	62.2

Nonqualified Deferred Compensation Plan Assets
Fair Value Measurements Of Plan Assets

The value and classification of these assets are as follows:

	Fair value measurements at February 1, 2014			Fair value measurements at February 2, 2013
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)
(in millions)
Assets:
Corporate-owned life insurance plans	$8.2	$—	$8.2	$8.9	$—	$8.9
Money market funds	16.3	16.3	—	8.6	8.6	—

Total assets	$24.5	$16.3	$8.2	$17.5	$8.6	$8.9

U K Pension Plan
Fair Value Measurements Of Plan Assets

The value and classification of these assets was as follows:

	Fair value measurements at February 1, 2014				Fair value measurements at February 2, 2013
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable inputs (Level 3)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
(in millions)
Asset category:
Diversified equity securities	$41.0	$19.1	$21.9	$—	$73.2	$34.9	$38.3	$—
Diversified growth funds	100.5	50.8	49.7	—	51.2	26.3	24.9	—
Fixed income – government bonds	64.2	—	64.2	—	63.4	—	63.4	—
Fixed income – corporate bonds	64.6	—	64.6	—	61.7	—	61.7	—
Property	11.6	—	—	11.6	10.4	—	—	10.4
Cash	0.7	0.7	—	—	1.2	1.2	—	—

Total	$282.6	$70.6	$200.4	$11.6	$261.1	$62.4	$188.3	$10.4